UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2009

Check here if Amendment []; Amendment Number:

This Amendment (Check only one.):  [] is a restatement.
                                   [] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Edgemoor Investment Advisors, Inc.
Address:          7250 Woodmont Avenue
                  Suite 315
                  Bethesda, MD  20814
13F File Number:  28-11064

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:
Name:   Paul P. Meehan
Title:  Compliance Officer
Phone:  301-543-8373
Signature,               Place,              and  Date
/s/ Paul P. Meehan       Bethesda, MD        8/10/2009

Report  Type  (Check  only  one):      [X] 13F HOLDINGS REPORT.
                                       [ ] 13F NOTICE.
                                       [ ] 13F COMBINATION REPORT.
List of Other Managers: None

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                            0
Form 13F Information Table Entry Total:                     106
Form 13F Information Table Value Total (in thousands): $234,593

List of Other Included Managers: None

                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                  COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------------- ----------------- --------- -------- ----------------- ---------- -------- ------------------
                                                               VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
         NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
--------------------------------- ----------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
3M Co.                            COM               88579Y101     5721    95191 SH       SOLE                 95191
AES Trust III                     PFD               00808N202      313     7310 SH       SOLE                  7310
AGL Res                           COM               001204106      652    20509 SH       SOLE                 20509
Amer Electric Power Co.           COM               025537101     1378    47688 SH       SOLE                 47688
American Express Co.              COM               025816109     4243   182570 SH       SOLE                182570
Amgen Inc.                        COM               031162100      336     6340 SH       SOLE                  6340
Apartment Invest. & Mgt. Pfd. Y   PFD               03748R796      235    13800 SH       SOLE                 13800
Apollo Group Inc. - A             COM               037604105      464     6530 SH       SOLE                  6530
Atmos Energy Corp.                COM               049560105     1678    67030 SH       SOLE                 67030
Automatic Data Process.           COM               053015103     8373   236268 SH       SOLE                236268
Avon Products Inc.                COM               054303102     2797   108505 SH       SOLE                108505
BCE Inc.                          COM               05534B760      495    23981 SH       SOLE                 23981
BP PLC ADR                        COM               055622104      314     6590 SH       SOLE                  6590
BT Group Inc.                     COM               05577E101     1098    65345 SH       SOLE                 65345
Bank of America Corp.             COM               060505104      281    21277 SH       SOLE                 21277
Bank of New York                  COM               064057102      476    16248 SH       SOLE                 16248
Berkshire Hathaway - A            COM               084990175       23     2500 SH       SOLE                  2500
Berkshire Hathaway Inc. - B       COM               084670207    12877     4447 SH       SOLE                  4447
Biomed Realty Tr PFD A            PFD               09063H206      646    37150 SH       SOLE                 37150
Canadian Natural Resources Ltd.   COM               136385101      353     6727 SH       SOLE                  6727
Carmax Inc.                       COM               143130102     5717   388892 SH       SOLE                388892
CenterPoint Energy                COM               15189T107      475    42856 SH       SOLE                 42856
Chevrontexaco Corp.               COM               166764100      511     7706 SH       SOLE                  7706
Cigna Corp.                       COM               125509109      213     8856 SH       SOLE                  8856
Cisco Systems Inc.                COM               17275r102     6083   326176 SH       SOLE                326176
Citigroup Inc.                    COM               172967101       40    13352 SH       SOLE                 13352
Comcast Corp. 6.6% Pfd.           PFD               20030N507      926    42920 SH       SOLE                 42920
Comcast Corp. 6.8% Pfd.           PFD               20030N408      750    32805 SH       SOLE                 32805
Comcast Corp. 7.0% Pfd.           PFD               20030N309      556    24250 SH       SOLE                 24250
ConocoPhillips                    COM               20825C104     4258   101238 SH       SOLE                101238
Consol Tomoka Land Fla            COM               210226106      297     8472 SH       SOLE                  8472
Corts Provident Trust 1 Pfd.      PFD               22080X203      439    22380 SH       SOLE                 22380
Cross Timbers Royalty Trust       COM               22757R109      763    30650 SH       SOLE                 30650
Danaher Corp. Del                 COM               235851102      447     7247 SH       SOLE                  7247
Devon Energy Corp.                COM               25179M103     6623   121525 SH       SOLE                121525
Diageo PLC ADR                    COM               25243Q205     8630   150742 SH       SOLE                150742
Dominion Resources Inc.           COM               25746U109     2309    69080 SH       SOLE                 69080
Duke Energy Corp.                 COM               26441C105     1979   135644 SH       SOLE                135644
E M C Corp. Mass                  COM               268648102      529    40350 SH       SOLE                 40350
Eaton Vance Tax                   COM               27829F108      197    18250 SH       SOLE                 18250
Enbridge Energy Mgmt              COM               29250X103     1596    44019 SH       SOLE                 44019
Enbridge Energy Ptrs. LP          COM               29250R106      919    23824 SH       SOLE                 23824
Energy Transfer Partners          COM               29273R109     2209    54549 SH       SOLE                 54549
Enerplus Resources Fund           COM               29274D604      258    11996 SH       SOLE                 11996
Enterprise Products Pptns Lp      COM               293792107      493    19770 SH       SOLE                 19770
ExxonMobil Corp.                  COM               30231G102      883    12624 SH       SOLE                 12624
Fastenal Co.                      COM               311900104     7357   221803 SH       SOLE                221803
Felcor Lodging Trust Inc. Pfd. A  PFD               31430F200      420    73725 SH       SOLE                 73725
Felcor Lodging Trust Inc. Pfd. C  PFD               31430F507      319    55270 SH       SOLE                 55270
Gatx Corp.                        COM               361448103      532    20685 SH       SOLE                 20685
General Dynamics Corp.            COM               369550108     2023    36530 SH       SOLE                 36530
General Electric Co.              COM               369604103     4156   354607 SH       SOLE                354607
General Mills Inc.                COM               370334104     1925    34365 SH       SOLE                 34365
Great Plains Energy Inc.          COM               391164100      845    54366 SH       SOLE                 54366
Hersha Hospitality Trust Pfd. A   PFD               427825203      168    12650 SH       SOLE                 12650
Hilltop Holdings Pfd. A           PFD               432748200     1434    64675 SH       SOLE                 64675
Huaneng Power International       COM               443304100     1424    50741 SH       SOLE                 50741
Innovative Gaming Corp of America COM               45764F305             16180 SH       SOLE                 16180
Intel Corp.                       COM               458140100      239    14411 SH       SOLE                 14411
Ishares Emerging Markets Fund     COM               464287234     4716   146329 SH       SOLE                146329

                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                  COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------------- ----------------- --------- -------- ----------------- ---------- -------- ------------------
                                                               VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
         NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
--------------------------------- ----------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
Johnson & Johnson                 COM               478160104     9317   164033 SH       SOLE                164033
Kinder Morgan Energy Ptrs.        COM               494550106     2888    56493 SH       SOLE                 56493
Kinder Morgan Mgmt.               COM               49455U100     3699    81901 SH       SOLE                 81901
Legg Mason Corp Unit              COM               524901303      751    29810 SH       SOLE                 29810
MFA Mortgage Investments Pfd. A   PFD               55272X201      317    14100 SH       SOLE                 14100
Markel Corp.                      COM               570535104      400     1420 SH       SOLE                  1420
Medtronic Inc.                    COM               585055106     2911    83434 SH       SOLE                 83434
Methanex Corp.                    COM               59151K108      463    37802 SH       SOLE                 37802
Microsoft Corp.                   COM               594918104     7615   320364 SH       SOLE                320364
Noble Corp.                       COM               H5833N103     2830    93565 SH       SOLE                 93565
Nokia Corp. ADR                   COM               654902204     6032   413699 SH       SOLE                413699
Novartis AG ADR                   COM               66987V109     8285   203104 SH       SOLE                203104
Nstar                             COM               67019E107      963    29976 SH       SOLE                 29976
Nuveen Floating Rate Income Fund  COM               67072T108     1041   135850 SH       SOLE                135850
Oneok Inc.                        COM               682680103      260     8828 SH       SOLE                  8828
Owens & Minor                     COM               690732102      210     4800 SH       SOLE                  4800
Penn West Energy Trust            COM               707885109      946    74318 SH       SOLE                 74318
Pfizer Inc.                       COM               717081103     4978   331872 SH       SOLE                331872
Potlatch Corp.                    COM               737630103     1715    70616 SH       SOLE                 70616
Potomac Electric Pwr Co.          COM               713291102      459    34120 SH       SOLE                 34120
Procter & Gamble Co.              COM               742718109     8504   166417 SH       SOLE                166417
Progressive Corp. Ohio            COM               743315103      554    36662 SH       SOLE                 36662
Provident Energy Trust            COM               74386K104      278    56411 SH       SOLE                 56411
Rayonier Inc.                     COM               754907103     1929    53067 SH       SOLE                 53067
Schering-Plough Pfd.              PFD               806605705     4938    21780 SH       SOLE                 21780
Siemens AG                        COM               826197501     2814    40671 SH       SOLE                 40671
Spectra Energy                    COM               847560109      661    39046 SH       SOLE                 39046
Sunstone Hotel Investors Pfd. A   PFD               867892200      835    55490 SH       SOLE                 55490
TC Pipelines LP                   COM               87233q108      505    14514 SH       SOLE                 14514
Tejon Ranch Co.                   COM               879080109      482    18200 SH       SOLE                 18200
Terex Corp.                       COM               880779103     4104   340000 SH       SOLE                340000
TerreStar Corporation             COM               881451108       31    20000 SH       SOLE                 20000
Thermo Fisher Scientific Inc.     COM               883556102     2504    61420 SH       SOLE                 61420
Tupperware Corp.                  COM               899896104      317    12200 SH       SOLE                 12200
United Parcel Service - B         COM               911312106     6029   120601 SH       SOLE                120601
Unumprovident Corp.               COM               91529Y106      298    18800 SH       SOLE                 18800
Verizon Communications            COM               92343v104     2044    66512 SH       SOLE                 66512
Vodaphone Group ADR               COM               92857W209      602    30899 SH       SOLE                 30899
Wal-Mart Stores Inc.              COM               931142103      667    13762 SH       SOLE                 13762
Wellpoint Inc.                    COM               94973V107     7473   146841 SH       SOLE                146841
Westar Energy Inc.                COM               95709T100      409    21800 SH       SOLE                 21800
Western Union Co.                 COM               959802109     8521   519595 SH       SOLE                519595
XTO Energy Co.                    COM               98385X106      237     6212 SH       SOLE                  6212
Xcel Energy Inc.                  COM               98389B100     1380    74982 SH       SOLE                 74982
Zimmer Holdings Inc.              COM               98956P102     1333    31284 SH       SOLE                 31284
eBay Inc.                         COM               278642103     4653   271655 SH       SOLE                271655